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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)


                                   Approx Asset
Date           Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

01-03    GF    15000    12.2813      15.13            Weeden & Co.
01-04   " "    15000    11.6667      15.19              " "
01-05   " "    11700    11.4690      14.90              " "
01-06   " "     5000    11.7563      14.95              " "
01-07   " "    12800    12.2129      15.21              " "
01-10   " "    14000    12.5000      15.67              " "
01-11   " "    11500    12.4022      15.84              " "
01-12   " "    11100    12.4375      15.87              " "
01-13   " "    14000    12.6705      15.98              " "
01-14   " "    14000    12.9420      16.23              " "
01-18   " "    14000    12.6906      16.15              " "
01-19   " "    14000    12.7612      16.23              " "
01-20   " "    14000    12.6071      16.50              " "
01-21   " "    14000    12.5951      16.86              " "
01-24   " "    12300    12.8125      17.01              " "
01-25   " "    12300    12.9375      16.48              " "
01-26   " "    12300    12.9375      16.69              " "
01-27   " "    12300    12.9680      16.45              " "
01-28   " "     9800    12.6703      16.36              " "
01-31   " "    14100    12.4486      15.75              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          02/01/00